Income Taxes - Summary of Reconciliation of Income Tax Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before income taxes	$ 8,747	$ 8,125
Income tax expense at Canadian statutory tax rate	2,406	2,153
Increase (decrease) in income taxes due to:
Tax-exempt investment income	(214)	(261)
Differences in tax rate on income not subject to tax in Canada	(835)	(917)
Adjustments to taxes related to prior years	(37)	(38)
Tax losses and temporary differences not recognized as deferred taxes	86	53
Tax rate change in Canada	(201)
Other differences	360	223
Income tax expense	$ 1,565	$ 1,213